Allowance for Credit Losses - Schedule of Allowance for Loan Losses and Carrying Amount of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 234,746	$ 216,016	$ 235,830
Charge-offs	(11,304)	(9,650)	(19,297)
Recoveries	4,641	9,549	10,578
Provision	31,154	18,831	(23,724)
Ending balance	259,237	234,746	216,016
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	48,390	39,395
Charge-offs	(14)	(2)
Recoveries	80	1,414
Provision	11,457	7,583
Ending balance	59,913	48,390	39,395
Bank Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	561	317
Charge-offs	(263)	(355)
Recoveries	28	9
Provision	484	590
Ending balance	810	561	317
Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	13,945	14,443
Charge-offs	(855)	(68)
Recoveries	187	489
Provision	(1,382)	(919)
Ending balance	11,895	13,945	14,443
Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	38,543	42,156
Charge-offs	(24)	0
Recoveries	1,233	234
Provision	18,183	(3,847)
Ending balance	57,935	38,543	42,156
Other Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	79,706	78,432
Charge-offs	(2,007)	(4,308)
Recoveries	1,729	5,367
Provision	(4,421)	215
Ending balance	75,007	79,706	78,432
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	36,227	26,404
Charge-offs	(785)	(1,546)
Recoveries	697	1,507
Provision	5,028	9,862
Ending balance	41,167	36,227	26,404
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	17,374	14,869
Charge-offs	(7,356)	(3,371)
Recoveries	687	529
Provision	1,805	5,347
Ending balance	$ 12,510	$ 17,374	$ 14,869